Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Revenues from discontinued operations	$ 84,844	$ 70,783		$ 299,520	$ 292,815	$ 196,357
Expenses
Investment and servicing expense	530	74		436	542	167
Transaction costs				0	0	921
Placement fees	39,445	29,945		234	1,650	0
Depreciation and amortization				129,104	109,265	88,854
Impairment loss	2,659	2,395		948	44	407
Compensation expense—cash and equity-based	(221)	859		11,156	8,119	7,856
Compensation expense—carried interest	1,629	1,317		4,696	0	0
Administrative expenses	81,006	66,180		4,569	4,703	2,699
Expenses from discontinued operations				278,018	259,643	201,662
Other income
Equity method earnings, including carried interest	(472)	2,183		10,636	1,868	27
Income (loss) from discontinued operations	26,293	9,094		39,582	55,448	(2,976)
Net income loss from discontinued operations attributable to Colony NorthStar, Inc.	8,439	3,831		17,209	29,700	(2,976)
Equity-based compensation	700	500		2,900	3,300	600
Discontinued Operations, Held-for-sale or Disposed of by Sale
Revenues
Property operating income	81,232	68,353		288,367	284,051	194,670
Other income	1,140	1,116		3,775	4,742	1,687
Expenses
Property operating expenses	22,337	21,400		84,162	87,726	55,924
Interest expense	14,627	10,190		42,713	47,594	44,834
Other income
Gain on sale of real estate	22,848	2,293		7,633	22,504	2,888
Other expenses	(8)	0
Net income (loss) from discontinued operations	26,206	9,079		39,771	57,544	(2,390)
Income tax expense	87	15		(189)	(2,096)	(586)
Income (loss) from discontinued operations	26,293	9,094		39,582	55,448	(2,976)
Net income loss from discontinued operations attributable to Colony NorthStar, Inc.	8,439	3,831		17,209	29,792	(884)
Manufactured Housing | Discontinued Operations, Held-for-sale or Disposed of by Sale
Other income
Net income loss from discontinued operations attributable to Colony NorthStar, Inc.			$ 12,600
Noncontrolling Interests in Investment Entities | Discontinued Operations, Held-for-sale or Disposed of by Sale
Other income
Income (loss) from discontinued operations attributable to:	17,309	5,019		21,260	24,407	(1,924)
Noncontrolling Interests in Operating Company | Discontinued Operations, Held-for-sale or Disposed of by Sale
Other income
Income (loss) from discontinued operations attributable to:	545	244		1,113	1,249	(168)
Fee income
Revenues
Fee income	$ 2,472	$ 1,314		$ 7,378	$ 4,022	$ 0